Fair Value Measurements (Financial Assets And Liabilities Carried At Fair Value) (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Available-for-sale securities, carrying amount	$ 177.9	$ 170.1	$ 401.4
Liabilities:
Deferred compensation plans	52.6	52.2	55.5
Quoted Prices in Active Market (Level 1)
Assets:
Available-for-sale securities, carrying amount	128.8	117.8	342.3
Liabilities:
Deferred compensation plans	0.0	0.0
Significant Other Observable Inputs (Level 2)
Assets:
Available-for-sale securities, carrying amount	49.1	52.3	59.1
Liabilities:
Deferred compensation plans	52.6	52.2	55.5
Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities, carrying amount	0.0	0.0	0.0
Liabilities:
Deferred compensation plans	$ 0.0	$ 0.0	$ 0.0